Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2017
Loans and Leases [Abstract]
Schedule of long-term debt
Carrying Amount
Long-Term Debt
12.00% Senior Convertible Secured Note, amortization begins 2018, 2019 maturity	$1,120,000
1.27% Secured Bank Loan, monthly amortization, 2024 maturity	1,943,518
1.27% Secured Bank Loan, monthly amortization, 2024 maturity	314,393
0.72% Secured Bank Loan, monthly amortization, 2020 maturity	43,223
Loan Subsidy, amortization begins 2018, 2032 maturity	179,600
Revolving Credit	23,173
KBC Accounts Receivable Factoring	49,018
Capitalized Building lease	749,337
Capitalized Equipment lease	21,502
Less: original purchase discount, net of amortization	(228,555)
Total debt	4,215,209
Less: current portion of debt, net of original discount current portion	(866,479)
Total long-term debt	$3,348,730

Schedule of aggregate maturities of long-term obligations

	2018	2019	2020	2021	2022	After 2022
Loans and notes	$658,041	1,009,136	349,620	351,253	355,518	720,802
Capital leases	208,438	187,201	187,467	187,733	—	—
Total	$866,479	1,196,337	537,087	538,986	355,518	720,802